Financial Assets and Financial Liabilities - Schedule of Financial assets and Liabilities (Detail) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Financial assets by category
Cash and cash equivalents	€ 608,330	€ 446,267	€ 692,941	€ 584,517
Total financial assets	945,554	804,101
Classified in the statement of financial position
Non-current assets	17,232	109,369
Current assets	928,322	694,732
Total financial assets	945,554	804,101
Borrowings
Convertible senior notes	434,400
Derivative liabilities	132,731	0
Total financial liabilities	772,074	164,378
Classified in the statement of financial position
Non-current liabilities	665,876	97,966
Current liabilities	106,198	66,412
Total financial liabilities	772,074	164,378
Financial liabilities at amortised cost, class [member]
Borrowings
Convertible senior notes	434,353	0
Lease liabilities	118,888	104,961
Trade payables and accrued expenses	86,102	59,417
Financial liabilities measured at amortized cost	639,343	164,378
Total financial liabilities	639,343
Classified in the statement of financial position
Total financial liabilities	639,343
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Borrowings
Financial liabilities measured at fair value through profit or loss	132,731	0
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	6,655	2,200
Other receivables	3,751	12,276
Marketable Securities	326,818	343,358
Cash and cash equivalents	608,330	446,267
Financial assets measured at amortized cost	€ 945,554	€ 804,101